Condensed Consolidated Interim Statements of Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted net loss per share (in Dollars per share)	$ 0.01	$ 0.03	$ 0.04	$ 0.04	$ 0.07	$ 0.23
Weighted average number of shares of common stock used in computing diluted net loss per share (in Shares)	18,676,084	16,109,514	18,646,401	16,037,214	16,716,905	14,341,518